Document and Entity Information	Sep. 22, 2025
Document Information [Line Items]
Document Period End Date	Sep. 22, 2025
Document Type	8-K
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	ASGN Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35636
Entity Tax Identification Number	95-4023433
Entity Address, Address Line One	4400 Cox Road, Suite 110
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	888
Local Phone Number	482-8068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000890564
Amendment Flag	false
Current Fiscal Year End Date	--12-31